INCOME TAXES - Narrative (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforwards for which no deferred tax assets are recognized	SFr 16.5	SFr 109.4
Deductible temporary differences for which no deferred tax asset is recognised	0.0	967.4
Amount not due to expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carryforwards for which no deferred tax assets are recognized	SFr 0.0	SFr 109.4